Leases - Schedule of Group’s Lease Liabilities are Guaranteed by the Lessor’s Title to the Leased Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Group’s Lease Liabilities are Guaranteed by the Lessor’s Title to the Leased Assets [Abstract]
Non-current	$ 23,790	$ 29,811
Current	6,528	5,436
Total	$ 30,318	$ 35,247